SSgA FUNDS
SUPPLEMENT DATED MARCH 1, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010
SSgA Money Market Fund
(Ticker Symbol: ssmxx)
Shareholders are hereby notified that effective March 1, 2011, the closing time and time for calculating the net asset value of the SSgA Money Market Fund (the “Fund”) is changing from 4:00 p.m. to 5:00 p.m. Eastern time. This supplement changes information about the Fund disclosed in the sections of the Prospectus noted below and provides new information that should be read together with the Prospectus:
Under the section “Fund Summary—Purchase of Fund Shares,” the paragraph entitled “Written Requests and Wire Transfers” on page 3 is amended as follows:
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
Under the section “Shareholder Information—Pricing of Fund Shares,” the table on page 6 is amended to read in its entirety as follows with respect to the Funds:

Time Fund’s Share Price
SSgA Fund	Valuation Method(s) Used	Determined (Eastern time)
SSgA Money Market Fund*	Amortized Cost	5 p.m.

*	SSgA Money Market Fund reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.
Under the section “Shareholder Information—Redemption of Fund Shares,” the paragraph entitled “Automatic Investment Plan” on page 7 is amended to read in its entirety as follows:
Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking account. Please complete the appropriate section of the application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at (800) 647-7327 prior to 5 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.
Under the section “Shareholder Information—Purchase of Fund Shares,” the paragraph entitled “Telephone and Other Electronic Redemptions” on page 8 is amended to read in its entirety as follows:
Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.
Under the section “Shareholder Information — Dividends and Distributions” on page 9, the paragraphs entitled “Dividend Policy Upon Purchase” and “Dividend Payment Policy Upon Redemption” are deleted and replaced in their entirety as follows:
Dividend Policy Upon Purchase. Purchase orders in good form accepted by the fund’s transfer agent and payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received
Dividend Payment Policy Upon Redemption. Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).
All wire redemptions will not earn interest for the date of the redemption.
The rest of the Prospectus remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED MARCH 1, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010

SSgA Money Market Fund	SSgA U.S. Government
(Ticker Symbol: ssmxx)	Money Market Fund
(Ticker Symbol: ssgxx)
Shareholders are hereby notified that effective March 1, 2011, the closing time and time for calculating the net asset value of the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (collectively, the “Funds”) is changing from 4:00 p.m. and 3:00 p.m. Eastern time, respectively, to 5:00 p.m. Eastern time. This supplement changes information about the Funds disclosed in the sections of the Prospectus noted below and provides new information that should be read together with the Prospectus:
Under the section “Fund Summary—Purchase of Fund Shares,” the paragraph entitled “Written Requests and Wire Transfers” on page 4 (for the SSgA Money Market Fund) and page 7 (for the SSgA U.S. Government Money Market Fund) is amended as follows:
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
Under the section “Shareholder Information—Pricing of Fund Shares,” the table on page 89 is amended to read in its entirety as follows with respect to the Funds:

Time Fund’s Share
	Valuation Method(s)	Price Determined
SSgA Fund	Used	(Eastern time)
SSgA Money Market Fund*	Amortized Cost	5 p.m.
SSgA U.S. Government
Money Market Fund*

SSgA Tax Free Money Market Fund*	Amortized Cost	Close of the New York Stock Exchange (ordinarily 4 p.m.)

SSgA Bond Funds SSgA Domestic Equity Funds SSgA International Equity Funds	Market value (generally determined at the closing time of the market on which they are traded)	Close of the New York Stock Exchange (ordinarily 4 p.m.)

Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable)

Amortized cost (for debt securities maturing within 60 days)

SSgA Funds of Funds	Published net asset values of underlying funds	Close of the New York Stock Exchange (ordinarily 4 p.m.)

*	SSgA Money Market Fund reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.
Under the section “Shareholder Information—Trade Date-Purchases,” the paragraph entitled “For Purchases by Check, Exchange or Wire into Money Market Funds” on page 90 is amended to read in its entirety as follows:
For Purchases by Check, Exchange or Wire Into Money Market Funds: For SSgA Tax Free Money Market Fund, if the purchase request is received by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.
For SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, if the purchase request is received by the SSgA Funds on a business day before 5 p.m. Eastern time, the trade date will be the same day. If the purchase request is received on a business day after 5 p.m. Eastern time, or on a non-business day, the trade date will be the next business day.
The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions — Dividend Policy Upon Purchase below.
If you elect to purchase SSgA money market fund shares by wire, the funds must receive payment by the close of the Federal Reserve (ordinarily 4 p.m. Eastern time).
The SSgA money market funds may elect to accept purchase orders on any day that the NYSE is not open for regular trading but the Federal Reserve or National Securities Clearing Corporation is. On those days, the funds also may adopt special hours of operation and cut-off times for accepting purchase orders. The SSgA money market funds will post advanced notice at www.ssgafunds.com of when the funds will make that election, as well as any special hours and cut-off times.
If your purchase request is not accurate and complete, it may be rejected.
For further information about purchase transactions, consult our website at www.ssgafunds.com or see Contacting the SSgA Funds.
Under the section “Shareholder Information—Trade Date-Redemptions” on page 91, the paragraphs entitled “SSgA Money Market Fund” and “SSgA U.S. Government Money Market Fund” are deleted and replaced in their entirety as follows:
SSgA Money Market Fund and SSgA U.S. Government Money Market Fund. Redemption requests must be received prior to 5 p.m. Eastern time. The shares will be redeemed using that day’s NAV, and the proceeds ordinarily will be wired the same day according to pre-designated instructions, unless the redemption request is received after 4 p.m. Eastern time. The proceeds of redemption requests received after 4 p.m. Eastern Time will ordinarily be wired on the next business day according to pre-designated instructions. On Federal Reserve holidays, redemption proceeds ordinarily will be sent the next business day. On days on which the Bond Market Association recommends an early or complete closure of the bond markets, redemption proceeds may be sent the next business day.
Under the section “Shareholder Information — Dividends and Distributions” on page 94, the paragraphs entitled “Dividend Policy Upon Purchase” and “Dividend Payment Policy Upon Redemption” are deleted and replaced in their entirety as follows:
Dividend Policy Upon Purchase.
All SSgA Funds (except SSgA money market funds). Purchases made by check, Federal Wire or exchange from an existing SSgA Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.
SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Purchase orders in good form accepted by the fund’s transfer agent and payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received
SSgA Tax Free Money Market Fund: Purchase orders in good form received by the fund’s transfer agent and payment received by the close of the Federal Reserve:

•	By 12 p.m. Eastern time will earn the dividend declared on the date of purchase; and

•	After 12 p.m. Eastern time but before the close of the New York Stock Exchange will earn the dividend declared on the next business date of purchase.
Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.
SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).
SSgA Tax Free Money Market Fund: No dividends will be paid on shares redeemed if the redemption request is received by the Transfer Agent by 12 p.m. Eastern time and the proceeds are sent by wire. Redemptions that are received after 12 p.m. Eastern time but before the close of the New York Stock Exchange will earn the dividends for that trade date.
The rest of the Prospectus remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED MARCH 1, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010

SSgA Prime Money Market Fund	SSgA U.S. Treasury Money Market Fund
(Ticker Symbol: svpxx)	(Ticker Symbol: svtxx)
Shareholders are hereby notified that effective March 1, 2011, the closing time and time for calculating the net asset value of the SSgA Prime Money Market Fund and SSgA U.S. Treasury Money Market Fund (collectively, the “Funds”) is changing from 4:00 p.m. and 1:00 p.m. Eastern time, respectively, to 5:00 p.m. Eastern time. This supplement changes information about the Funds disclosed in the sections of the Prospectus noted below and provides new information that should be read together with the Prospectus:
Under the section “Fund Summary—Purchase of Fund Shares,” the paragraph entitled “Written Requests and Wire Transfers” on page 3 (for the SSgA Prime Money Market Fund) and page 6 (for the SSgA U.S. Treasury Money Market Fund) is amended as follows:
For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
Under the section “Shareholder Information—Pricing of Fund Shares,” the table on page 11 is amended to read in its entirety as follows with respect to the Funds:

Time Fund's Share
Price Determined
SSgA Fund	Valuation Method(s) Used	(Eastern time)
SSgA Prime Money Market Fund* SSgA U.S. Treasury Money Market Fund*	Amortized Cost	5 p.m.

*	The SSgA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.
Under the section “Shareholder Information—Purchase of Fund Shares,” the paragraph entitled “Purchase Dates and Times” on page 12 is amended to read in its entirety as follows:
Purchase Dates and Times. Fund shares may be purchased on any business day at the NAV next determined after the receipt of the purchase order. A business day is one on which the New York Stock Exchange is open. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays.
Under the section “Shareholder Information—Redemption of Fund Shares” on page 13, the paragraph entitled “Telephone and Other Electronic Redemptions” and amended to read in its entirety as follows:
Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.
Under the section “Shareholder Information — Dividends and Distributions” on page 13, the paragraphs entitled “Dividend Policy Upon Purchase—SSgA Prime Money Market Fund,” “Dividend Policy Upon Purchase—SSgA U.S. Treasury Money Market,” and “Dividend Payment Policy Upon Redemption” are deleted and replaced in their entirety as follows:
Dividend Policy Upon Purchase—SSgA Prime Money Market Fund. Purchase orders in good form accepted by the fund’s transfer agent and payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.
Dividend Policy Upon Purchase—SSgA U.S. Treasury Money Market. Purchase orders in good form accepted by the fund’s transfer agent and payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.
Dividend Payment Policy Upon Redemption. Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).
The rest of the Prospectus remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE